Equity - Summary of Non-vested Liability-Classified Award (Details) - Liability Classified Cash Incentive Awards [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of Awards
Non-vested Liability-Classified Award, beginning balance (in shares)	0
Units awarded (in shares)	3,619,000
Vested (in shares)	(2,401,362)
Forfeited (in shares)	(1,217,638)
Non-vested Liability-Classified Award (in shares)	0
Weighted Average Award-Date Fair Value
Non-vested Liability-Classified Award, beginning balance (usd per shares) | $ / shares	$ 0
Awarded (usd per share) | $ / shares	0.77
Vested (usd per share) | $ / shares	0.77
Forfeited (usd per share) | $ / shares	0.77
Non-vested Liability-Classified Award, ending balance (usd per share) | $ / shares	$ 0
Vested (in shares)	91,362